GENERAL INFORMATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 28, 2017	Mar. 31, 2023	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023		Feb. 28, 2022	Jul. 25, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			7,715,143,227	7,715,143,227		5,848,741,599		4,735,210,360
Cash flow from operating activities				$ 9,378,427	$ 9,883,272	$ 12,577,395		$ 14,825,442
Accumulated deficit			$ 125,535,116	125,535,116		112,253,711	[1]	$ 94,144,254
Working capital			$ 12,944,810	12,944,810		12,610,601
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other cost cutting management estimates				200,000		200,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other cost cutting management estimates				$ 300,000		$ 300,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			7,715,143,227	7,715,143,227		5,836,641,599		4,733,110,360
Purchase of common stock		$ 30,000,000	$ 56,320	$ 314,276		$ 447,858		$ 586,692
Common Stock [Member] | Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock		$ 12,500,000
Robotic Assistance Devices LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued									10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	2,450

[1]	Derived from audited information